Earnings per Common Share Attributable to Common Shareholders - Basic Numerator (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
EPS Numerator-Basic:
Income from continuing operations	$ 8,739		$ 8,211		$ 8,529
Less: Net income attributable to noncontrolling interests	42		31		8
Income from continuing operations attributable to Pfizer Inc.	8,697		8,180		8,521
Less: Preferred stock dividends-net of tax	2		2		2
Income from continuing operations attributable to Pfizer Inc. common shareholders	8,695		8,178		8,519
Discontinued operations-net of tax	1,312		77		114
Net income attributable to Pfizer Inc. common shareholders	$ 10,007		$ 8,255		$ 8,633
EPS Denominator:
Weighted-average number of common shares outstanding-Basic	7,817		8,036		7,007
Common-share equivalents: stock options, stock issuable under employee compensation plans and convertible preferred stock	53		38		38
Weighted-average number of common shares outstanding-Diluted	7,870		8,074		7,045
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans	272	[1]	413	[1]	400	[1]

[1]	These common stock equivalents were outstanding during 2011, 2010 and 2009 but were not included in the computation of diluted EPS for those years because their inclusion would have had an anti-dilutive effect.